Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2018
Selling And Marketing Expenses
SELLING AND MARKETING EXPENSES

NOTE 16 - SELLING AND MARKETING EXPENSES:

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands
Payroll and related expenses	2,801	1,567	695
Share-based payment	123	573	771
Professional fees	1,118	823	741
Marketing	699	490	353
Other	801	598	332
	5,542	4,051	2,892